Share-based payment - Share Activity (Details) - shares		12 Months Ended
	May 06, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding, beginning of the year (in shares)		2,733,147	1,321,663
Granted (in shares)		15,589,426	1,909,045
Vested (in shares)		(144,249)	(174,075)	(501,451)
Cancelled (in shares)		(2,845,410)	(323,486)
Number of units outstanding, end of the year (in shares)		15,332,914	2,733,147	1,321,663
Performance Share Units (PSU)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding, beginning of the year (in shares)		1,971,076	858,821
Granted (in shares)		3,353,293	1,378,621
Vested (in shares)		0	0
Cancelled (in shares)		(1,585,249)	(266,366)
Number of units outstanding, end of the year (in shares)		3,739,120	1,971,076	858,821
Restricted Share Units (RSU)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding, beginning of the year (in shares)		762,071	458,620
Granted (in shares)	10,004,424	11,359,298	530,424
Vested (in shares)	(900,960)	(144,249)	(169,853)
Cancelled (in shares)		(1,250,974)	(57,120)
Number of units outstanding, end of the year (in shares)		10,726,146	762,071	458,620
Free Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding, beginning of the year (in shares)		0	4,222
Granted (in shares)		876,835	0	334,990
Vested (in shares)		0	(4,222)	(330,768)
Cancelled (in shares)		(9,187)	0
Number of units outstanding, end of the year (in shares)		867,648	0	4,222